Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Assets [Abstract]
Disclosure of Other Assets

	June 30, 2023	December 31, 2022

	(in thousands)
	£	£
Other assets	2,596	2,684